Financial instruments (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Effect on profit or loss for the period Derivative instruments	$ 0	$ 0	$ (229)
Debt [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Derivative instruments	(17,318)	17,128
Effect on profit or loss for the period Derivative instruments	16,636	33,696
Hedging reserve in equity before tax	1,541	41
Deferred tax hedging reserve in equity	0	0
Hedging reserve in equity	1,541	41
Debt [Member] | Forward contract [member]
Financial instruments [Line Items]
Derivative instruments	13,516	8,910
Effect on profit or loss for the period Derivative instruments	(3,004)	5,641
Hedging reserve in equity before tax	8,256	2,170
Deferred tax hedging reserve in equity	0	0
Hedging reserve in equity	8,256	2,170
Investments [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Derivative instruments	18,146	(20,159)
Effect on profit or loss for the period Derivative instruments	19,911	(20,256)
Hedging reserve in equity before tax	(1,765)	97
Deferred tax hedging reserve in equity	0	0
Hedging reserve in equity	$ (1,765)	$ 97